Property and equipment, net	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Property, Plant and Equipment [Abstract]
Property and equipment, net

Note 7 — Property and equipment, net

Property and equipment, net, consisted of the following:

	Years ended March 31,
	2021	2020

Computer equipment	$22,690	$11,863
Office equipment, fixtures and furniture	22,178	19,743
Subtotal	44,868	31,606
Less: Accumulated depreciation	(29,515)	(21,767)
Total	$15,353	$9,839

Note 9 — Property and equipment, net

Property and equipment, net, consist of the following:

	Years ended March 31,
	2020	2019

Computer equipment	$11,863	$6,931
Office equipment, fixtures and furniture	19,743	24,417
Subtotal	31,606	31,348
Less: accumulated depreciation	(21,767)	(22,005)
Total	$9,839	$9,343

Depreciation expense for the years ended March 31, 2020 and 2019 amounted to $6,278 and $5,923, respectively.